VAT AND OTHER TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
VAT AND OTHER TAXES PAYABLE
Schedule of vat and other taxes payable

	2021	2020

VAT payable	$121,602	$162,034
Surcharge and fees	14,524	21,339
Income tax payable	—	23,979
Total VAT and Other Taxes Payable	$136,126	$207,352